Summary of Significant Accounting Policies	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies

Note 3 - Summary of Significant Accounting Policies

Basis of Accounting - The financial statements and accompanying notes are prepared in accordance with GAAP.

Principles of Consolidation – Our condensed consolidated financial statements include the accounts of our subsidiaries, Red Cat Propware, Inc. and Rotor Riot, LLC. Intercompany transactions and balances have been eliminated.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates reflected in these financial statements include those used to (i) determine stock based compensation and (ii) complete purchase price accounting for acquisitions.

Cash – At October 31, 2020, we had cash of $480,065 in multiple commercial banks and financial services companies. We have not experienced any loss on these accounts and believe they are not exposed to any significant credit risk.

Leases – Leases at October 31, 2020 are short term in nature and do not require accounting under the lease accounting standards.

Goodwill – Goodwill represents the excess of the purchase price of an acquisition over the estimated fair value of identifiable net assets acquired. The measurement periods for the valuation of assets acquired and liabilities assumed ends as soon as information on the facts and circumstances that existed as of the acquisition date becomes known, not to exceed 12 months. Adjustments in a purchase price allocation may require a change in the amounts allocated to goodwill during the periods in which the adjustments are determined.

We perform an impairment test at the end of each fiscal year, or more frequently if indications of impairment arise. We have a single reporting unit, and consequently, evaluate goodwill for impairment based on an evaluation of the fair value of the Company as a whole.

Fair Value of Financial instruments – FASB ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), provides rules for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, and establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The Company accounts for its derivative liabilities, at fair value, on a recurring basis under level 2.

Convertible Securities and Derivatives – The Company estimates the fair values of the debt and warrants, and allocates the proceeds pro rata based on these values.  The allocation of proceeds to the warrants results in the debt instrument being recorded at a discount from the face amount of the debt and the value allocated to the warrant is recorded to additional paid-in capital.

When the convertible debt or equity instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds from the convertible host instruments are first allocated to the bifurcated derivative instruments.  The remaining proceeds, if any, are then allocated to the convertible instruments themselves, resulting in those instruments being recorded at a discount from their face value.

Revenue Recognition – The Company recognizes revenue in accordance with ASC 606, “Revenue from Contracts with Customers”, issued by the Financial Accounting Standards Board (“FASB”). This standard includes a comprehensive evaluation of factors to be considered regarding revenue recognition including (i) identifying the promised goods, (ii) evaluating performance obligations, (iii) measuring the transaction price, (iv) allocating the transaction price to the performance obligations if there are multiple components, and (v) recognizing revenue as each obligation is satisfied.  The Company’s revenue transactions include a single component, specifically, the shipment of goods to customers as orders are received. Customers pay at the time they order and the Company recognizes revenue upon shipment. The timing of the shipment of orders can vary considerably depending upon whether an order is for an item normally maintained in inventory or an order that requires assembly or unique parts. Customer deposits totaled $66,205 and $38,419 at October 31, 2020 and April 30, 2020, respectively.

Research and Development - Research and development expenses include payroll, employee benefits, and other headcount-related expenses associated with product development. Research and development expenses also include third-party development and programming costs, as well as a proportionate share of overhead costs such as rent. Costs related to software development are included in research and development expense until technological feasibility is reached, which for our software products, is generally shortly before the products are released to production. Once technological feasibility is reached, such costs are capitalized and amortized as a cost of revenue over the estimated lives of the products.

Income Taxes - Deferred taxes are provided on the liability method, whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Recent Accounting Pronouncements - Management does not believe that recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying condensed consolidated financial statements.

Comprehensive Loss –During the three and six months ended October 31, 2020 and 2019, there were no differences between net loss and comprehensive loss. Therefore, the consolidated statements of comprehensive loss have been omitted.

Stock-Based Compensation – We use the estimated grant-date fair value method of accounting in accordance with ASC Topic 718, Compensation – Stock Compensation. Fair value is determined using the Black-Scholes Model using inputs reflecting our estimates of expected volatility, term and future dividends. We plan to estimate the forfeiture rate based on our historical experience but have made no such allowance to date as our first issuances of stock based awards occurred in October 2019 and we have not experienced any forfeitures to date. We recognize compensation costs on a straight line basis over the service period which is generally the vesting term.

Basic and Diluted Net Loss per Share – Basic and diluted net loss per share has been calculated by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Common stock equivalents were excluded from the computation of diluted net loss per share of common stock because they were anti-dilutive. The exercise of these common stock equivalents would dilute earnings per share if we become profitable in the future.

Related Parties – Parties are considered to be related to us if they have control or significant influence, directly or indirectly, over us, including key management personnel and members of the Board of Directors. Related Party transactions are disclosed in Note 13.

Note 3 - Summary of Significant Accounting Policies

Basis of Accounting - The financial statements and accompanying notes are prepared in accordance with generally accepted accounting principles (“GAAP”).

Principles of Consolidation – Our condensed consolidated financial statements include the accounts of our subsidiaries, Red Cat Propware, Inc. and Rotor Riot, LLC. Intercompany transactions and balances have been eliminated.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates reflected in these financial statements include those used to (i) determine stock based compensation and (ii) complete purchase price accounting for acquisitions.

Cash – At April 30, 2020, our cash balances totaled $236,668 and was held across multiple commercial banks and financial services companies. We have not experienced any loss on these accounts and believe they are not exposed to any significant credit risk.

Leases – Leases at April 30, 2020 are short term in nature and do not require accounting under the lease accounting standards.

Goodwill – Goodwill represents the excess of the purchase price of an acquisition over the estimated fair value of identifiable net assets acquired. The measurement periods for the valuation of assets acquired and liabilities assumed ends as soon as information on the facts and circumstances that existed as of the acquisition date becomes known, not to exceed 12 months. Adjustments in a purchase price allocation may require a change in the amounts allocated to goodwill during the periods in which the adjustments are determined.

We plan to perform an impairment test at the end of each fiscal year, or more frequently if indications of impairment arise. We have a single reporting unit, and consequently, evaluate goodwill for impairment based on an evaluation of the fair value of the Company as a whole.

Common Stock – Our common stock has a par value of $0.001 per share.

Warrants – In connection with our Series B Preferred Stock Issuance, we issued warrants to purchase shares of our common stock. Outstanding warrants are standalone instruments that are not puttable or mandatorily redeemable by the holder and are classified as equity. We measured the fair value of the warrants using the Black-Scholes option pricing model.

Revenue Recognition – The Company recognizes revenue in accordance with ASC 606, “Revenue from Contracts with Customers”, issued by the Financial Accounting Standards Board (“FASB”). This standard includes a comprehensive evaluation of factors to be considered regarding revenue recognition including (i) identifying the promised goods, (ii) evaluating performance obligations, (iii) measuring the transaction price, (iv) allocating the transaction price to the performance obligations if there are multiple components, and (v) recognizing revenue as each obligation is satisfied.  The Company’s revenue transactions include a single component, specifically, the shipment of goods to customers as orders are received.  Customers pay at the time they order and the Company recognizes revenue upon shipment. The timing of the shipment of orders can vary considerably depending upon whether an order is for an item normally maintained in inventory or an order that requires assembly or unique parts. Customer deposits totaled $38,419 and $ 0 at April 30, 2020 and 2019, respectively.

Other Income – In April 2020, the Company received $57,215 in connection with a Payment Protection Program loan issued by the Small Business Administration. Under the terms of the loan, the full amount is eligible to be forgiven if the Company spends the funds for certain operating expenses, including payroll costs, over a certain period of time after the issuance of the loan. The Company believes that it has complied with the terms of the loan and that the entire amount will be forgiven. Therefore, the full amount has been recognized as Other Income in the Statement of Operations for the fiscal year ended April 30, 2020.

Research and Development - Research and development expenses include payroll, employee benefits, and other headcount-related expenses associated with product development. Research and development expenses also include third-party development and programming costs, as well as a proportionate share of overhead costs such as rent. Costs related to software development are included in research and development expense until technological feasibility is reached, which for our software products, is generally shortly before the products are released to production. Once technological feasibility is reached, such costs are capitalized and amortized as a cost of revenue over the estimated lives of the products.

Income Taxes - Deferred taxes are provided on the liability method, whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Recent Accounting Pronouncements - Management does not believe that recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying condensed consolidated financial statements.

Comprehensive Loss –During the years ended April 30, 2020 and 2019, there were no differences between net loss and comprehensive loss. Therefore, the consolidated statements of comprehensive loss have been omitted.

Stock-Based Compensation – We use the estimated grant-date fair value method of accounting in accordance with ASC Topic 718, Compensation – Stock Compensation. Fair value is determined using the Black-Scholes Model using inputs reflecting our estimates of expected volatility, term and future dividends. We plan to estimate the forfeiture rate based on our historical experience but have made no such allowance to date as our first issuances of stock based awards occurred in October 2019. We recognize compensation costs on a straight line basis over the service period which is generally the vesting term.

Basic and Diluted Net Loss per Share – Basic and diluted net loss per share has been calculated by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Common stock equivalents were excluded from the computation of diluted net loss per share of common stock because they were anti-dilutive. The exercise of these common stock equivalents would dilute earnings per share if we become profitable in the future.

Related Parties – Parties are considered to be related to us if they have control or significant influence, directly or indirectly, over us, including key management personnel and members of the Board of Directors. Related Party transactions are disclosed in Note 12.

FAT SHARK HOLDINGS
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

Basis of Accounting – The financial statements and accompanying notes are prepared in accordance with generally accepted accounting principles (“GAAP”).

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash – Cash balances at September 30, 2020 and 2019 totaled $237,560 and $362,022, respectively, and were held across multiple commercial banks and financial services companies. We have not experienced any loss on these accounts and believe they are not exposed to any significant credit risk.

Leases – Leases at September 30, 2020 and 2019 are short term in nature and do not require accounting under the lease accounting standards.

Revenue Recognition – The Company recognizes revenue in accordance with ASC 606, “Revenue from Contracts with Customers”, issued by the Financial Accounting Standards Board (“FASB”). This standard includes a comprehensive evaluation of factors to be considered regarding revenue recognition including (i) identifying the promised goods, (ii) evaluating performance obligations, (iii) measuring the transaction price, (iv) allocating the transaction price to the performance obligations if there are multiple components, and (v) recognizing revenue as each obligation is satisfied. The Company’s revenue transactions include a single component, specifically, the shipment of goods to customers based upon orders. Most customers pay at the time the order is ready to be shipped and the Company recognizes revenue upon shipment. The timing of the shipment of orders can vary considerably depending upon whether an order is for an item normally maintained in inventory or an order that is in the process of being manufactured. Customer deposits totaled $40,249 and $0 at September 30, 2020 and 2019, respectively.

Research and Development – Research and development expenses include payroll, contractor costs, prototyping costs, and other material purchases associated with product development. Research and development expenses also include third-party development costs. Costs related to software and hardware development are included in research and development expenses until production validation testing (PVT) is completed. For our hardware products, this is the step just prior to mass production and sales. Once technological feasibility is reached, such costs will be capitalized and amortized over the estimated lives of the products.

Income Taxes – Fat Shark Holdings, Fat Shark Tech LTD and Fat Shark Technology SEZC all operate exclusively in the jurisdiction of the Cayman Islands. The operating jurisdiction does not charge income taxes and none of the companies create tax nexus with any jurisdictions which would claim income tax.

Recent Accounting Pronouncements – Management does not believe that recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying condensed consolidated financial statements.

Related Parties – Parties are considered to be related if they have control or significant influence, directly or indirectly, over us, including key management personnel and members of the Board of Directors. Related Party transactions are disclosed in Note 4.

Note 2 – Summary of Significant Accounting Policies

Basis of Accounting – The financial statements and accompanying notes are prepared in accordance with generally accepted accounting principles (“GAAP”).

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash – Cash balances at December 31, 2019 and 2018 totaled $513,351 and $412,320, respectively, and were held across multiple commercial banks and financial services companies. We have not experienced any loss on these accounts and believe they are not exposed to any significant credit risk.

Leases – Leases at December 31, 2019 and 2018 are short term in nature and do not require accounting under the lease accounting standards.

Revenue Recognition – The Company recognizes revenue in accordance with ASC 606, “Revenue from Contracts with Customers”, issued by the Financial Accounting Standards Board (“FASB”). This standard includes a comprehensive evaluation of factors to be considered regarding revenue recognition including (i) identifying the promised goods, (ii) evaluating performance obligations, (iii) measuring the transaction price, (iv) allocating the transaction price to the performance obligations if there are multiple components, and (v) recognizing revenue as each obligation is satisfied. The Company’s revenue transactions include a single component, specifically, the shipment of goods to customers based upon orders. Most customers pay at the time the order is ready to be shipped and the Company recognizes revenue upon shipment. The timing of the shipment of orders can vary considerably depending upon whether an order is for an item normally maintained in inventory or an order that is in the process of being manufactured. Customer deposits totaled $130,538 and $83,722 at December 31, 2019 and 2018, respectively.

Research and Development – Research and development expenses include payroll, contractor costs, prototyping costs, and other material purchases associated with product development. Research and development expenses also include third-party development costs. Costs related to software and hardware development are included in research and development expenses until production validation testing (PVT) is completed. For our hardware products, this is the step just prior to mass production and sales. Once technological feasibility is reached, such costs will be capitalized and amortized over the estimated lives of the products.

Income Taxes – Fat Shark Holdings, Fat Shark Tech LTD and Fat Shark Technology SEZC all operate exclusively in the jurisdiction of the Cayman Islands. The operating jurisdiction does not charge income taxes and none of the companies create tax nexus with any jurisdictions which would claim income tax.

Recent Accounting Pronouncements – Management does not believe that recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying condensed consolidated financial statements.

Related Parties – Parties are considered to be related if they have control or significant influence, directly or indirectly, over us, including key management personnel and members of the Board of Directors. Related Party transactions are disclosed in Note 4.